Note 20 - Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Geographical Revenue	$ 203,779	$ 184,993	$ 170,860
UNITED STATES
Geographical Revenue	106,672	96,300	73,810
EMEA [Member]
Geographical Revenue	75,165	68,451	72,900
CANADA
Geographical Revenue	13,266	12,572	15,187
Asia Pacific [Member]
Geographical Revenue	$ 8,676	$ 7,670	$ 8,963